CONVERTIBLE NOTES (Details Narrative) - USD ($)									3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 16, 2023	Jun. 06, 2023	Jan. 23, 2023	Jul. 26, 2022	May 24, 2022	May 13, 2022	Apr. 13, 2022	Apr. 11, 2022	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Jun. 21, 2023	Feb. 13, 2023	Dec. 31, 2021
Convertible note										$ 460,000		$ 488,400
Gross proceeds										$ 450,000	$ 550,000
Exercise price										$ 0.408		$ 0.10055			$ 0
Financing expense												$ 100,167
Repayment of convertible note										$ 70,000	$ (0)
Warrant One [Member]
Exercise price									$ 0.11		$ 0.11
Number of underwriter warrants									162,000		162,000
Warrant Two [Member]
Exercise price									$ 0.12		$ 0.12
Financing expense									$ 3,214
Number of underwriter warrants									56,250		56,250
Warrants exercisable term									5 years
Talos Note Blue Lake Note and Fourth Man Note [Member]
Financing expense						$ 97,453
Warrants issued, shares						4,800,000
Convertible Debt [Member]
Convertible note														$ 70,000
Convertible debt paid	$ 70,000		$ 70,000
Interest paid	$ 20,067		3,863
Payment of prepayment penalty			20,000
Repayment of convertible note			$ 93,863
Talos Victory Fund L L C [Member]
Principal amount								$ 165,000
Gross proceeds								$ 148,500
Number of shares issued								500,000
Warrants purchased								1,650,000
Exercise price								$ 0.10
Blue Lake Partners L L C [Member]
Principal amount							$ 165,000
Gross proceeds							$ 148,500
Number of shares issued							500,000
Warrants purchased							1,650,000
Exercise price							$ 0.10
Fourth Man L L C [Member]
Principal amount						$ 150,000
Gross proceeds						$ 135,000
Number of shares issued						607,000
Warrants purchased						1,500,000
Interest rate						12.00%
Conversion price						$ 0.025
Diagonal Lending [Member] | Convertible Note Agreement [Member]
Convertible note				$ 70,000
Interest rate				9.00%
Maturity date				Jul. 26, 2023
Jefferson Street Capital L L C [Member]
Principal amount					$ 110,000
Gross proceeds					$ 100,000
Number of shares issued					500,000
Warrants purchased					1,000,000
Exercise price					$ 0.10
Interest rate					10.00%
Conversion price					$ 0.01
Intreast increase percentage					15.00%
Common stock shares issued													3,000,000
Firstfire Global Opportunity Fund L L C [Member]
Principal amount		$ 110,000
Gross proceeds		$ 100,000
Number of shares issued		500,000
Warrants purchased		1,000,000
Exercise price		$ 0.10
Interest rate		10.00%
Conversion price		$ 0.01
Intreast increase percentage		18.00%